Label	Element	Value
SIIT Real Return Fund | REAL RETURN FUND
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	REAL RETURN FUND
Objective [Heading]	oef_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock	Total return exceeding the rate of inflation.
Expense Heading [Optional Text]	oef_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell Fund shares. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in this table and examples below.

Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	oef_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example by, Year, Caption [Text]	oef_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 34% of the average value of its portfolio.

Portfolio Turnover, Rate	oef_PortfolioTurnoverRate	34.00%
Strategy [Heading]	oef_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

Although the Fund is able to use a multi-manager approach under the general supervision of SEI Investments Management Corporation (SIMC or the Adviser) whereby Fund assets would be allocated among one or more sub-advisers (each, a Sub-Adviser and collectively, the Sub-Advisers), the Real Return Fund's assets currently are managed directly by SIMC. The Fund seeks to produce a return similar to that of the Bloomberg 1-5 Year U.S. TIPS Index, which is the Fund's benchmark index.

Under normal circumstances, the Fund will invest a significant portion of its assets in investment grade fixed income securities, including inflation-indexed bonds of varying maturities issued by the U.S. Treasury, other U.S. Government agencies and instrumentalities. An inflation-indexed bond is a bond that is structured so that its principal value will change with inflation. Treasury Inflation-Protected Securities (TIPS) are a type of inflation-indexed bond in which the Fund may invest. The Fund's exposure to fixed income securities is not restricted by maturity requirements.

The Fund may, on a limited basis, also invest in futures contracts for risk management, speculative or hedging purposes. Futures contracts may be used to synthetically obtain exposure to securities or baskets of securities and to manage the Fund's interest rate duration and yield curve exposure. These derivatives may also be used to mitigate the Fund's overall level of risk and/or the Fund's risk to particular types of securities or market segments.

The Fund may also invest in securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities and obligations of U.S. and foreign commercial banks, such as time deposits, U.S. and foreign corporate debt including commercial paper and fully-collateralized repurchase agreements with highly rated counterparties (those rated A or better at the time of purchase); and securitized issues, such as mortgage-backed securities issued by U.S. Government agencies.

Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years, and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception compare with those of a broad measure of market performance. The performance information shown is based on full calendar years. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Performance Information Illustrates Variability of Returns [Text]	oef_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years, and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception compare with those of a broad measure of market performance.
Performance Additional Market Index [Text]	oef_PerformanceAdditionalMarketIndex	This table compares the Fund's average annual total returns to those of a broad-based securities market index and an additional index with characteristics relevant to the Fund's investment strategy.
Performance Availability Phone [Text]	oef_PerformanceAvailabilityPhone	1-800-DIAL-SEI
Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	oef_BarChartClosingTextBlock
Best Quarter: 2.95% (6/30/20) Worst Quarter: -3.11% (9/30/22) The Fund's total return from January 1, 2025 to June 30, 2025 was 4.54%.

Year to Date Return, Label [Optional Text]	oef_YearToDateReturnLabel	total return
Bar Chart, Year to Date Return, Date	oef_BarChartYearToDateReturnDate	Jun. 30, 2025
Bar Chart, Year to Date Return	oef_BarChartYearToDateReturn	4.54%
Highest Quarterly Return, Label [Optional Text]	oef_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	oef_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	oef_BarChartHighestQuarterlyReturn	2.95%
Lowest Quarterly Return, Label [Optional Text]	oef_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	oef_BarChartLowestQuarterlyReturnDate	Sep. 30, 2022
Lowest Quarterly Return	oef_BarChartLowestQuarterlyReturn	(3.11%)
Performance Table Heading	oef_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2024)
Index No Deduction for Fees, Expenses, or Taxes [Text]	oef_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	oef_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	oef_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	oef_PerformanceTableExplanationAfterTaxHigher	In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative	oef_PerformanceTableNarrativeTextBlock

This table compares the Fund's average annual total returns to those of a broad-based securities market index and an additional index with characteristics relevant to the Fund's investment strategy.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

SIIT Real Return Fund | REAL RETURN FUND | Risk Lose Money [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	You could lose money on your investment in the Fund, just as you could with other investments
SIIT Real Return Fund | REAL RETURN FUND | Risk Not Insured [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
SIIT Real Return Fund | REAL RETURN FUND | Market Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Market Risk — The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. Markets for fixed income securities may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, environmental and public health risks, such as natural disasters, epidemics, pandemics or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term. In response to these events, the Fund's value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund's liquidity or force the Fund to sell securities into a declining or illiquid market.

SIIT Real Return Fund | REAL RETURN FUND | Inflation Protected Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Inflation Protected Securities Risk — The value of inflation protected securities, including TIPS, generally will fluctuate in response to changes in "real" interest rates, generally decreasing when real interest rates rise and increasing when real interest rates fall. Real interest rates represent nominal (or stated) interest rates reduced by the expected impact of inflation. In addition, interest payments on inflation-indexed securities will generally vary up or down along with the rate of inflation.

SIIT Real Return Fund | REAL RETURN FUND | Interest Rate Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Interest Rate Risk — The risk that a change in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which a Fund invests. Generally, the value of the Fund's fixed income securities will vary inversely with the direction of prevailing interest rates. Changing interest rates may have unpredictable effects on the markets and may affect the value and liquidity of instruments held by the Fund. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

SIIT Real Return Fund | REAL RETURN FUND | Investment Style Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Investment Style Risk — The Fund is also subject to the risk that the Fund's securities may underperform other segments of the markets or the markets as a whole.
SIIT Real Return Fund | REAL RETURN FUND | Liquidity Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

SIIT Real Return Fund | REAL RETURN FUND | U.S. Government Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

U.S. Government Securities Risk — Although U.S. Government securities are considered to be among the safest investments, they are still subject to the credit risk of the U.S. Government and are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources. No assurance can be given that the U.S. Government will provide financial support to its agencies and instrumentalities if it is not obligated by law to do so.

SIIT Real Return Fund | REAL RETURN FUND | Commercial Paper Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Commercial Paper Risk — Commercial paper is a short-term obligation with a maturity generally ranging from one to 270 days and is issued by U.S. or foreign companies or other entities in order to finance their current operations. Such investments are unsecured and usually discounted from their value at maturity. The value of commercial paper may be affected by changes in the credit rating or financial condition of the issuing entities and will tend to fall when interest rates rise and rise when interest rates fall. Asset-backed commercial paper may be issued by structured investment vehicles or other conduits that are organized to issue the commercial paper and to purchase trade receivables or other financial assets. The repayment of asset-backed commercial paper depends primarily on the cash collections received from such an issuer's underlying asset portfolio and the issuer's ability to issue new asset-backed commercial paper.

SIIT Real Return Fund | REAL RETURN FUND | Corporate Fixed Income Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Corporate Fixed Income Securities Risk — Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

SIIT Real Return Fund | REAL RETURN FUND | Mortgage-Backed Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Mortgage-Backed Securities Risk — Mortgage-backed securities are affected significantly by the rate of prepayments and modifications of the mortgage loans backing those securities, as well as by other factors such as borrower defaults, delinquencies, realized or liquidation losses and other shortfalls. Mortgage-backed securities are particularly sensitive to prepayment risk, which is described below, given that the term to maturity for mortgage loans is generally substantially longer than the expected lives of those securities; however, the timing and amount of prepayments cannot be accurately predicted. The timing of changes in the rate of prepayments of the mortgage loans may significantly affect the Fund's actual yield to maturity on any mortgage-backed securities, even if the average rate of principal payments is consistent with the Fund's expectation. Along with prepayment risk, mortgage-backed securities are significantly affected by interest rate risk, which is described above. In a low interest rate environment, mortgage loan prepayments would generally be expected to increase due to factors such as refinancings and loan modifications at lower interest rates. In contrast, if prevailing interest rates rise, prepayments of mortgage loans would generally be expected to decline and therefore extend the weighted average lives of mortgage-backed securities held or acquired by the Fund.

SIIT Real Return Fund | REAL RETURN FUND | Foreign Investment Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Foreign Investment Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory, tax, accounting and audit environments.

SIIT Real Return Fund | REAL RETURN FUND | Currency Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Currency Risk — As a result of the Fund's investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected.

SIIT Real Return Fund | REAL RETURN FUND | Derivatives Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Derivatives Risk — The Fund's use of futures contracts is subject to market risk, leverage risk, correlation risk and liquidity risk. Market risk and liquidity risk are described above, and leverage risk is described below. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The Fund's use of derivatives may also increase the amount of taxes payable by shareholders. Both U.S. and non-U.S. regulators have adopted and implemented regulations governing derivatives markets, the ultimate impact of which remains unclear.

SIIT Real Return Fund | REAL RETURN FUND | Repurchase Agreements and Reverse Repurchase Agreements Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Repurchase Agreements and Reverse Repurchase Agreements Risk — In the event of the insolvency of the counterparty to a repurchase agreement or reverse repurchase agreement, recovery of the repurchase price owed to the Fund or, in the case of a reverse repurchase agreement, the securities sold by the Fund, may be delayed. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds, they constitute a form of leverage. If the Fund reinvests the proceeds of a reverse repurchase agreement at a rate lower than the cost of the agreement, entering into the agreement will lower the Fund's yield.

SIIT Real Return Fund | REAL RETURN FUND | Credit Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.
SIIT Real Return Fund | REAL RETURN FUND | Duration Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Duration Risk — The longer-term securities in which the Fund may invest are more volatile. A portfolio with a longer average portfolio duration is more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

SIIT Real Return Fund | REAL RETURN FUND | Extension Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security's value.
SIIT Real Return Fund | REAL RETURN FUND | Prepayment Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Prepayment Risk — The risk that, in a declining interest rate environment, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

SIIT Real Return Fund | REAL RETURN FUND | Leverage Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Leverage Risk — The Fund's use of derivatives may result in the Fund's total investment exposure substantially exceeding the value of its portfolio securities and the Fund's investment returns depending substantially on the performance of securities that the Fund may not directly own. The use of leverage can amplify the effects of market volatility on the Fund's share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. The Fund's use of leverage may result in a heightened risk of investment loss.

SIIT Real Return Fund | REAL RETURN FUND | SIIT Real Return Fund - Class A
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.22%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.07%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.29%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 30
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	93
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	163
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 368
REAL RETURN FUND | Bloomberg 1-5 Year U.S. TIPS Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Bloomberg 1-5 Year U.S. TIPS Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.38%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.15%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.49%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.81%
REAL RETURN FUND | Bloomberg U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Bloomberg U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.25%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	(0.33%)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.35%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.95%
REAL RETURN FUND | SIIT Real Return Fund - Class A
Prospectus [Line Items]	oef_ProspectusLineItems
Annual Return [Percent]	oef_AnnlRtrPct	(0.21%)
Annual Return [Percent]	oef_AnnlRtrPct	3.05%
Annual Return [Percent]	oef_AnnlRtrPct	0.73%
Annual Return [Percent]	oef_AnnlRtrPct	0.31%
Annual Return [Percent]	oef_AnnlRtrPct	5.01%
Annual Return [Percent]	oef_AnnlRtrPct	5.64%
Annual Return [Percent]	oef_AnnlRtrPct	5.41%
Annual Return [Percent]	oef_AnnlRtrPct	(4.06%)
Annual Return [Percent]	oef_AnnlRtrPct	4.37%
Annual Return [Percent]	oef_AnnlRtrPct	4.53%
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.53%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.11%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.43%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.85%
Performance Inception Date	oef_PerfInceptionDate	Dec. 14, 2006
REAL RETURN FUND | SIIT Real Return Fund - Class A | After Taxes on Distributions
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.04%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.42%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.27%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.59%
REAL RETURN FUND | SIIT Real Return Fund - Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.67%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.66%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.36%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.71%